Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 5,599,536	$ 5,135,969
Accumulated amortization and impairment, beginning	(3,160,922)	(2,840,694)
Balance at the beginning of the year	2,438,614	2,295,275
Additions	323,482	310,468
Disposals and write-offs	(16,579)	(4,089)
Depreciation	(225,864)	(219,011)
Impairment (loss) reversal of long-lived assets	(42,404)	(71,956)
Divestments	(13,453)
Foreign exchange effects	(355,428)	117,078
Remeasurement	(9,947)	11,654
Transfers	(913)	(805)
Balance at the end of the year	2,097,508	2,438,614
Cost, ending	5,018,137	5,599,536
Accumulated amortization and impairment, ending	(2,920,629)	(3,160,922)
Lands Dam And Buildings [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning	1,710,083	1,512,360
Accumulated amortization and impairment, beginning	(795,717)	(671,028)
Balance at the beginning of the year	914,366
Disposals and write-offs	(23)
Depreciation	(104,929)
Impairment (loss) reversal of long-lived assets	12,147
Divestments	(2,990)
Foreign exchange effects	(163,559)
Transfers	243,150
Balance at the end of the year	898,162	914,366
Cost, ending	1,673,095	1,710,083
Accumulated amortization and impairment, ending	$ (774,933)	$ (795,717)
Average annual depreciation rates	4.00%	4.00%
Machinery Equipment And Facilities [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 2,896,565	$ 2,636,582
Accumulated amortization and impairment, beginning	(2,048,145)	(1,870,591)
Balance at the beginning of the year	848,420	765,991
Additions	667	953
Disposals and write-offs	(3,408)	(212)
Depreciation	(113,679)	(121,004)
Impairment (loss) reversal of long-lived assets	964	(27,748)
Divestments	(4,265)
Foreign exchange effects	(133,501)	43,495
Transfers	112,594	186,945
Balance at the end of the year	707,792	848,420
Cost, ending	2,515,318	2,896,565
Accumulated amortization and impairment, ending	$ (1,807,526)	$ (2,048,145)
Average annual depreciation rates	9.00%	9.00%
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	$ 512,925	$ 521,191
Accumulated amortization and impairment, beginning	(67,485)	(65,386)
Balance at the beginning of the year	445,440	455,805
Additions	276,839	309,039
Disposals and write-offs	(8,984)	(3,834)
Impairment (loss) reversal of long-lived assets	(7,149)	(10,890)
Divestments	(290)
Foreign exchange effects	(34,196)	18,088
Transfers	(357,948)	(322,768)
Balance at the end of the year	313,712	445,440
Cost, ending	381,216	512,925
Accumulated amortization and impairment, ending	(67,504)	(67,485)
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning	219,449	200,665
Accumulated amortization and impairment, beginning	(139,088)	(125,118)
Balance at the beginning of the year	80,361	75,547
Additions	45,891	318
Depreciation	(5,221)	(5,165)
Impairment (loss) reversal of long-lived assets	1,495	(6,691)
Divestments	(1,377)
Foreign exchange effects	(16,857)	4,698
Remeasurement	(9,947)	11,654
Balance at the end of the year	94,345	80,361
Cost, ending	204,903	219,449
Accumulated amortization and impairment, ending	(110,558)	(139,088)
Asset Retirement Obligation [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	219,449
Cost, ending		219,449
Mining assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	215,913	221,077
Accumulated amortization and impairment, beginning	(94,153)	(92,652)
Balance at the beginning of the year	121,760	128,425
Disposals and write-offs	(4,111)
Depreciation	(834)	(1,372)
Impairment (loss) reversal of long-lived assets	(50,197)	(7,257)
Divestments	(4,150)
Foreign exchange effects	(2,946)	1,502
Transfers	30	462
Balance at the end of the year	59,552	121,760
Cost, ending	208,627	215,913
Accumulated amortization and impairment, ending	(149,075)	(94,153)
Mining assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	215,913
Cost, ending		215,913
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning	44,601	44,094
Accumulated amortization and impairment, beginning	(16,334)	(15,919)
Balance at the beginning of the year	28,267	28,175
Additions	85	45
Disposals and write-offs	(53)	(43)
Depreciation	(1,201)	(1,212)
Impairment (loss) reversal of long-lived assets	336	(2,513)
Divestments	(381)
Foreign exchange effects	(4,369)	1,455
Transfers	1,261	2,360
Balance at the end of the year	23,945	28,267
Cost, ending	34,978	44,601
Accumulated amortization and impairment, ending	(11,033)	(16,334)
Dam And Buildings [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 914,366	841,332
Additions		113
Depreciation		(90,258)
Impairment (loss) reversal of long-lived assets		(16,857)
Foreign exchange effects		47,840
Transfers		132,196
Balance at the end of the year		$ 914,366